Summary of Significant Accounting Policies (Assets and Liabilities of VIEs Established to Develop and Lease Real Estate) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Variable Interest Entity [Line Items]
VIEs established to develop and lease real estate, land	¥ 133,913	¥ 135,677
Current portion of long-term debt	825	1,013
Long-term debt	51,791	59,288
VIEs' land and buildings pledged to long-term debt	¥ 238,280	¥ 243,769